INITIAL PUBLIC OFFERING (Details) - USD ($)		6 Months Ended
	Aug. 20, 2020	Dec. 31, 2020	Mar. 31, 2021	Sep. 30, 2020
Proposed Public Offering
Offering costs paid		$ 4,667,355
Net Proceeds	$ 215,000,000
Deferred underwriting commissions	$ 7,500,000	$ 7,525,000	$ 7,525,000	$ 7,525,000
Initial Public Offering
Proposed Public Offering
Number of shares issued	21,500,000	1,500,000
Share Price	$ 10.00
Offering costs paid	$ 12,400,000
Gross proceeds	215,000,000
Deferred underwriting commissions	$ 7,500,000
Number of shares in a unit	1
Number of warrants in a unit	0.25
Number of shares called by each warrant	1
Over-allotment
Proposed Public Offering
Number of shares issued	1,500,000
Private Placement
Proposed Public Offering
Number of shares issued	3,150,000
Share Price	$ 2.00
Offering costs paid	$ 6,300,000
Gross proceeds	12,400,000
Deferred underwriting commissions	$ 7,500,000
Number of shares called by each warrant	1
Exercise price of warrants	$ 11.50